Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	Hatteras Alternative Mutual Funds Trust
Central Index Key	0001171324
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Hatteras Alpha Hedged Strategies Fund | No Load
Risk/Return:
Trading Symbol	ALPHX
Hatteras Alpha Hedged Strategies Fund | Class C
Risk/Return:
Trading Symbol	APHCX
Hatteras Alpha Hedged Strategies Fund | Institutional Class
Risk/Return:
Trading Symbol	ALPIX
Hatteras Alpha Hedged Strategies Fund | Class A
Risk/Return:
Trading Symbol	APHAX
Hatteras Long / Short Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	HLSIX
Hatteras Long / Short Equity Fund | Class A
Risk/Return:
Trading Symbol	HLSAX
Hatteras Long / Short Debt Fund | Institutional Class
Risk/Return:
Trading Symbol	HFINX
Hatteras Long / Short Debt Fund | Class A
Risk/Return:
Trading Symbol	HFIAX
Hatteras Long / Short Debt Fund | Class C
Risk/Return:
Trading Symbol	HFICX
Hatteras Managed Futures Strategies Fund | Class A
Risk/Return:
Trading Symbol	HMFAX
Hatteras Managed Futures Strategies Fund | Institutional Class
Risk/Return:
Trading Symbol	HMFIX
Hatteras Hedged Strategies Fund | Institutional Class
Risk/Return:
Trading Symbol	HHSIX